Investment in Equity Security (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) item shares	Apr. 30, 2023 item	Jan. 31, 2021 item
Investment in Equity Security
Carrying value	$ 5,000
Inmagene
Investment in Equity Security
Amount for subscription agreements	$ 75,000
Inmagene ordinary shares
Investment in Equity Security
Ordinary shares received | shares		140,636,592
Percentage of ordinary shares		7.50%
Carrying value		$ 5,000
Inmagene
Investment in Equity Security
Exclusive drug development options granted | item			3	4
Exclusive drug development options exercised | item		2